9. Related Party Transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Related Party Transactions Details Abstract
Beginning balance	$ 3,679	$ 4,503
New loans	8,030	5,879
Repayments	(8,517)	(6,703)
Ending balance	$ 3,192	$ 3,679